(Oppenheimer Money Market Fund)
Investment Objective. The Fund seeks income consistent with stability of principal.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 11 of the prospectus and in the sections "How to Buy Shares" beginning on page 28 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees. The Fund does not charge any initial sales charge to buy shares or to reinvest dividends. There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Fund shares by exchanging Class A shares of other Oppenheimer funds that were purchased subject to a contingent deferred sales charge).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (Oppenheimer Money Market Fund)	Class A	Class Y
Management Fees	0.42%	0.42%
Distribution and/or Service (12b-1) Fees	none	none
Other Expenses	0.23%	0.23%
Total Annual Fund Operating Expenses	0.65%	0.65%

Example.The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example - (Oppenheimer Money Market Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	67	209	363	813
Class Y	67	209	363	813

If shares are not redeemed
Expense Example, No Redemption - (Oppenheimer Money Market Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	67	209	363	813
Class Y	67	209	363	813

Principal Investment Strategies. The Fund is a money market fund that invests in a variety of money market instruments to seek current income. Money market instruments are short-term, high-quality, dollar-denominated debt instruments issued by the U.S. Government, domestic and foreign corporations and financial institutions, and other entities. Money market instruments include commercial paper, bank obligations, asset-backed securities, repurchase agreements, and other short-term corporate and governmental debt obligations.

To be considered "high-quality," a debt instrument must be rated in one of the two highest credit-quality categories for short-term securities by a nationally recognized statistical rating service or, if a security is unrated, it must be determined by the Fund's investment sub-adviser, OppenheimerFunds, Inc. (the "Sub-Adviser"), under the supervision of the Fund's Board, to be of comparable quality to rated securities in one of those two categories.

Principal Risks. All investments carry risks to some degree. The Fund's investments are subject to changes in their value from a number of factors. However, the Fund's investments must meet the special rules under federal law for money market funds. Those requirements include maintaining high credit quality, a short average maturity and diversification of the Fund's investments among issuers. Those provisions are designed to help minimize credit risks, to reduce the effects of changes in prevailing interest rates and to reduce the effect on the Fund's portfolio of a default by any one issuer. Since income on short-term securities tends to be lower than income on longer-term debt securities, the Fund's yield will likely be lower than the yield on longer-term fixed-income funds.

Even so, there are risks that an issuer of an obligation that the Fund holds might have its credit rating downgraded or might default on its obligations, or that interest rates might rise sharply, causing the value of the Fund's investments to fall. Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, or that poor security selection could cause the Fund to underperform other funds that have a similar objective. If there is an unexpectedly high demand for the redemption of Fund shares, the Fund might need to sell portfolio securities prior to their maturity, possibly at a loss. As a result, there is a risk that the Fund's shares could fall below $1.00 per share.

Risks of Money Market Instruments. Money market instruments may be subject to interest rate risk, credit risk, extension risk, reinvestment risk, prepayment risk, and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.

Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books and could experience a loss. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Fund shareholders—which may be triggered by general market turmoil or an increase in interest rates—could cause the Fund to sell its holdings at a loss or at undesirable prices.

Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund's net assets may change on days when you will not be able to purchase or redeem the Fund's shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.

Bank Obligations Risk. Bank obligations are subject to risks generally applicable to debt securities, as well as to the risk of negative events affecting the banking industry. Obligations of foreign banks and foreign branches of U.S. banks are subject to additional risks, including negative political and economic developments in the country in which the bank or branch is located and actions by a foreign government that might adversely affect the payment of principal and interest on such obligations, such as the seizure or nationalization of foreign deposits. Additionally, U.S. and state banking laws and regulations may not apply to foreign branches of U.S. banks, and generally do not apply to foreign banks.

Asset-Backed Securities Risk. The Fund can buy asset-backed securities, which are fractional interests in pools of loans and are collateralized by the loans, other assets or receivables. They are typically issued by trusts and special purpose corporations that pass the income from the underlying pool to the purchasers. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool, and to interest rate and prepayment risks.

Risks of Repurchase Agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it back to the vendor for delivery at a future date. If the seller fails to pay the repurchase price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, the Fund's ability to liquidate the collateral may be delayed or limited.

Regulatory Risk. In July 2014, the SEC adopted reforms to money market fund regulation, which, when implemented, may affect the Fund's operations and/or return potential.

Yield Risk. During periods of extremely low short-term interest rates, the Fund may not be able to maintain a positive yield.

Who Is the Fund Designed For? The Fund is designed for investors who want to seek income consistent with stability of principal and to maintain easy access to their investment through checkwriting and wire redemption privileges. The Fund will invest in a variety of money market instruments and try to maintain a stable share price of $1.00. The Fund is not a complete investment program.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance for Class A Shares from calendar year to calendar year and by showing the Fund's average annual returns for the periods of time shown in the table. The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website at: https://www.oppenheimerfunds.com/fund/MoneyMarketFund

During the period shown, the highest return for a calendar quarter was 1.22% (3 qtr 07) and the lowest return was 0.00% (3 qtr 09, 1 qtr 10, 2 qtr 10, 3 qtr 10, 4 qtr 10, 1 qtr 11, 2 qtr 11, 3 qtr 11, 4 qtr 11, 1 qtr 12, 2 qtr 12, 3 qtr 12, 1 qtr 13, 2 qtr 13, 3 qtr 13, 4 qtr 13, 1 qtr 14, 2 qtr 14 & 3 qtr 14). For the period from January 1, 2015 to September 30, 2015, the cumulative return before taxes was 0.01%.

Average Annual Total Returns for the periods ended December 31, 2014
Average Annual Total Returns - (Oppenheimer Money Market Fund)	Inception Date	1 Year	5 Years	10 Years
Class A	Apr. 17, 1974	0.01%	0.01%	1.50%
Class Y	Aug. 27, 2004	0.01%	0.01%	1.57%

The Fund's performance reflects reinvestment of all dividends and capital gains distributions.

The total returns are not the Fund's current yield. The Fund's yield more closely reflects the Fund's current earnings. To obtain the Fund's current 7-day yield information, please call the Transfer Agent toll-free at 1.800.CALL OPP (225.5677).